Receivables, Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Receivables Prepayments And Other Assets [Abstract]
Summary of Receivables, Prepayments and Other Assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2016	2017
	US$’000	US$’000
Prepayments and deposits(1)	4,507	7,270
Funds held by third party payment companies(2)	7,065	4,821
Employee advances	825	1,338
Accounts receivable	524	354
Loans receivable due from employees(3)	121	101
Accrued initial public offering related costs	1,045	—
Others	341	421
	14,428	14,305